CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Revenue, net	$ 2,723,363	$ 1,840,371	$ 8,151,587	$ 7,987,902
Cost of sales	513,097	491,449	2,029,145	2,243,253
Gross profit	2,210,266	1,348,922	6,122,442	5,744,649
Selling, general and administrative	4,519,898	2,411,071	15,124,081	9,254,670
Expenses
Depreciation and amortization	732,553	288,909	1,274,963	1,292,085
Total operating expenses	5,252,451	2,699,980	16,399,044	10,546,755
Loss from operations	(3,042,185)	(1,351,058)	(10,276,602)	(4,802,106)
Other income expense
Interest expense	(226,467)	(257,913)	(1,109,388)	(785,406)
Finance charges	(1,302,697)	(80,063)	(1,287,916)	(426,419)
Change in fair value of forward purchase agreement	300,000	0	(2,312,116)	0
Impairment of intangible asset	0		(105,676)	0
Other expense	(397,621)	0	(459,965)	(65,893)
Total other expense	(1,680,785)	(337,976)	(5,275,061)	(1,277,718)
Net loss	(4,722,970)	(1,689,034)	(15,551,663)	(6,079,824)
Dividends to common stockholders			0	(1,794,704)
Preferred dividends	(448,000)	0	(368,699)	0
Income taxes	(54,000)	0
Net loss attributable to common stockholders	$ (5,170,970)	$ (1,689,034)	$ (15,920,362)	$ (7,874,528)
Net loss per share, basic and diluted			$ (2.17)	$ (1.37)
Weighted average number of shares, basic and diluted	10,100,426	6,490,738	7,349,541	5,768,249
Net loss per share available to common stockholders, basic and diluted	$ (0.51)	$ (0.26)